NJEDA BONDS (Details 4) (NJEDA Bonds [Member], USD $)	Sep. 01, 2013		Sep. 01, 2012		Sep. 01, 2011		Sep. 01, 2010
NJEDA Bonds [Member]
Principal Amount On Issue Date	$ 915,000	[1]	$ 730,000	[2]	$ 470,000	[3]	$ 225,000	[4]

[1]	The principal payment due on September 1, 2013, included the amount due and September 1, 2012 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2013 was not made.
[2]	The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.
[3]	The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.
[4]	The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.